Fair Value Measurements (Details 2) (Warrant obligation [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Warrant obligation [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Balance at December 31, 2012	$ 0
Liability for warrant obligation	1,415
Unrealized gain for change in the fair value of the warrant included in earnings	(160)
Balance at December 31, 2013	1,255
The amount of total gain in 2013 included in earnings attributable to the change in unrealized gain relating to assets and liabilities still held at December 31, 2013	$ 160